Leases (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Leases [Abstract]
Termination lease	$ 2,921	¥ 21,000
Operating lease expenses	41,193		$ 14,091	$ 139,592
Cash lease payment	$ 44,278		$ 11,009	$ 2,448